ACQUISITIONS AND DISPOSITIONS (Details) $ in Millions, $ in Millions			1 Months Ended			12 Months Ended			36 Months Ended
	Nov. 30, 2021 CAD ($)	May 22, 2020	Nov. 30, 2020 USD ($)	May 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Jul. 31, 2022
Business Acquisition [Line Items]
Net gain/(loss) on sale of assets						$ 0	$ 30	$ (50)
Senior Secured Credit Facilities due April 2027
Business Acquisition [Line Items]
Amount					$ 1,500
Senior Secured Credit Facilities due April 2027 | Coastal GasLink
Business Acquisition [Line Items]
Amount					$ 1,603
TransCanada Turbines | TransCanada Turbines
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			50.00%
Coastal GasLink
Business Acquisition [Line Items]
Ownership interest percentage								35.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest percentage				35.00%		35.00%				35.00%
TransCanada Turbines | TransCanada Turbines
Business Acquisition [Line Items]
Ownership interest percentage			50.00%
Business combination, consideration transferred			$ 67
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Business Acquisition [Line Items]
Ownership interest sold		65.00%		65.00%				65.00%
Sale consideration				$ 656
Net gain/(loss) on sale of assets				364
Gain (loss) on sale				402
Revaluation of retained interest, gain (loss)				$ 231
Disposal group, disposed of by sale, not discontinued operations | Northern Courier
Business Acquisition [Line Items]
Ownership interest sold	15.00%
Sale consideration	$ 35
Net gain/(loss) on sale of assets	13
Gain (loss) on sale	$ 19
Disposal group, disposed of by sale, not discontinued operations | Portlands Energy Centre
Business Acquisition [Line Items]
Ownership interest sold					50.00%
Disposal group, disposed of by sale, not discontinued operations | Halton Hills, Napanee and Portlands Energy Centre
Business Acquisition [Line Items]
Sale consideration					$ 2,800
Net gain/(loss) on sale of assets									$ (676)
Gain (loss) on sale									$ (470)